Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of terms and conditions of share-based payment arrangement [line items]
Summary of Share-based Compensation Expenses
The share-based compensation expense included in the determination of net earnings was:

Years ended December 31,	2023	2022
Equity-settled share-based payments	$450	$1,558
Deferred share units	(1,713)	3,622
Phantom share entitlement plan	(187)	117
Performance share units	(442)	4,172
Restricted share units	6,764	4,454
Cash performance target	2,780	2,239
Share-based compensation expense	$7,652	$16,162

Summary of Equity-Settled Share-Based Payments
(b) Equity-Settled Share-Based Payments

	2023		2022
Years ended December 31,	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price
Options outstanding, beginning of period	3,089,229	$10.77	4,456,444	$11.66
Exercised 1	(217,845)	5.87	(47,120)	5.51
Forfeited	(318,840)	9.54	(27,286)	13.51
Expired	(254,569)	13.32	(1,292,809)	13.98
Options outstanding, end of period	2,297,975	$11.12	3,089,229	$10.77
Options exercisable, end of period	1,589,639	$12.52	1,671,421	$12.48
1
The weighted average share price of options at the date of exercise for the year ended December 31, 2023 was $8.16 (December 31, 2022 – $8.03).

Summary of Options Outstanding and Exercisable
The following table summarizes options outstanding and exercisable at December 31, 2023:

	Options Outstanding			Options Exercisable
Range of exercise prices 1	Number outstanding	Weighted average remaining life (years)	Weighted average exercise price	Number outstanding	Weighted average remaining life (years)	Weighted average exercise price
$5.51 – $6.68	517,559	3.62	$5.51	250,394	3.62	$5.51
$6.69 – $14.75	1,142,861	3.54	10.95	701,690	3.21	11.89
$14.76 – $16.12	637,555	1.21	15.97	637,555	1.21	15.97
Total	2,297,975	2.91	$11.12	1,589,639	2.47	$12.52

Deferred share units [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Summary of Share Units

	Number of DSUs	Weighted average grant date fair value per unit
DSUs outstanding, January 1, 2022	1,625,513	$10.16
Granted	314,208	7.44
In lieu of dividends	20,817	7.65
Vested	(400,428)	6.75
DSUs outstanding, December 31, 2023	1,560,110	$10.45

Phantom Share Entitlement Plan [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Summary of Share Units

	Number of PSEs	Weighted average grant date fair value per unit
PSEs outstanding, December 31, 2022	200,251	$12.21
Exercised	(13,941)	5.51
Expired	(27,397)	13.27
PSEs outstanding, December 31, 2023	158,913	$12.61

Performance share units [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Summary of Share Units

	Number of PSUs	TSX Canadian Dollar Weighted average grant date fair value per unit	Number of PSUs	NYSE US Dollar Weighted average grant date fair value per unit
PSUs outstanding, December 31, 2022	1,641,746	$8.51	-	$-
Granted	341,072	8.40	271,566	6.24
In lieu of dividends	19,150	7.81	1,163	4.30
Vested	(227,074)	9.25	-	-
Forfeited	(563,999)	6.21	-	-
PSUs outstanding, December 31, 2023	1,210,895	$9.40	272,729	$6.23

Restricted share units [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Summary of Share Units

	Number of RSUs	TSX Canadian Dollar Weighted average grant date fair value per unit	Number of RSUs	NYSE US Dollar Weighted average grant date fair value per unit
RSUs outstanding, December 31, 2022	2,001,833	$6.90	-	$-
Granted	1,069,821	8.53	799,191	6.27
In lieu of dividends	24,121	7.71	3,596	4.46
Vested	(933,104)	8.87	(16,388)	6.83
Forfeited	(389,079)	7.17	(57,808)	6.36
RSUs outstanding, December 31, 2023	1,773,592	$6.79	728,591	$6.24